Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2021
Personnel Expenses
Schedule of personnel expenses

	March 31,
	2019	2020	2021
Salaries, wages and other short term employee benefits	2,076,918	1,608,958	635,667
Contributions to defined contribution plans	105,863	86,678	30,301
Expenses related to defined benefit plans (refer to Note 34)	24,575	25,642	14,345
Share based compensation costs	282,883	5,135	77,100
Employee welfare expenses	59,975	50,860	21,502
Total	2,550,214	1,777,273	778,915